GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Goodwill And Intangible Assets Details
Balance at beginning of year:	$ 35,060,183	$ 60,979,183
Goodwill acquired
Impairment		(25,919,000)
Balance at of end of year:	$ 35,060,183	$ 35,060,183